37. Pension plan and other post-employment benefits (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of assets and liabilities
Present value of the actuarial obligations		R$ 69,362	R$ 54,877
Fair value of the plan assets		(80,856)	(54,855)
Present value of the obligations exceeding the fair value of the assets		(11,494)	22
Amount recognized in other comprehensive income		2,023
Net actuarial liabilities/(assets)		(9,471)	R$ 22
PBS [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations	[1]	41,852
Fair value of the plan assets	[1]	(57,479)
Present value of the obligations exceeding the fair value of the assets	[1]	(15,627)
Amount recognized in other comprehensive income	[1]
Net actuarial liabilities/(assets)	[1]	(15,627)
PBS Assisted [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations		10,072
Fair value of the plan assets		(12,998)
Present value of the obligations exceeding the fair value of the assets		(2,926)
Amount recognized in other comprehensive income		2,023
Net actuarial liabilities/(assets)		(903)
Administration Agreement [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations	[1]	147
Fair value of the plan assets	[1]	(434)
Present value of the obligations exceeding the fair value of the assets	[1]	(287)
Amount recognized in other comprehensive income	[1]
Net actuarial liabilities/(assets)	[1]	(287)
PAMEC/Asset Policy [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations		858
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets		858
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		858
AES Telecom [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations		12,090
Fair value of the plan assets		(9,945)
Present value of the obligations exceeding the fair value of the assets		2,145
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		2,145
Medical Care Plan [member]
Reconciliation of assets and liabilities
Present value of the actuarial obligations		4,343
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets		4,343
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)		R$ 4,343

[1]	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor's contributions will not be reduced in the future.